UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Non-current assets
Exploration and evaluation assets and mining data	$ 172,315,804	$ 140,986,596
Patents	0	706,748
Other intangible assets	134,967	168,438
Property and equipment	3,490,276	4,316,306
Right-of-use assets	1,917,021	2,124,998
Non-current assets	177,858,068	148,303,086
Current assets
Inventories	216,585	58,017
Deferred financing costs	2,387,264	5,218,063
Trade and other receivables	1,571,932	2,028,267
Cash and cash equivalents	22,168,720	20,144,250
Current assets	26,344,501	27,448,597
Total assets	204,202,569	175,751,683
Equity
Share capital	9,042	8,380
Share premium	221,097,897	190,216,537
Share-based payment reserve	275,350,766	278,038,156
Warrant reserves	21,747,152	20,667,152
Other reserves	52,556,433	52,556,433
Foreign currency translation reserve	35,746	162,526
Redemption reserve	280,808	280,808
Accumulated deficit	(481,586,571)	(468,098,277)
Total shareholders’ equity	89,491,273	73,831,715
Non-controlling interests	(1,126,927)	(998,960)
Total equity	88,364,346	72,832,755
Non-current liabilities
Lease liabilities	962,029	1,122,836
Deferred tax liability	59,050	303,749
Senior secured bridge loan facility	36,083,812	16,677,872
Deferred consideration	20,247,269	25,734,073
Non-current liabilities	57,352,160	43,838,530
Current liabilities
Lease liabilities	785,565	931,364
Trade and other payables	5,266,919	3,762,481
Provisions	3,316,218	3,672,876
Convertible debentures	36,268,625	34,521,935
Embedded derivatives	3,282,000	5,153,000
Related party payables	176,736	88,742
Warrant liability	9,390,000	10,950,000
Current liabilities	58,486,063	59,080,398
Total liabilities	115,838,223	102,918,928
Total equity and liabilities	$ 204,202,569	$ 175,751,683